Borrowings and debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings and debts
Total short-term borrowings	$ 331,585	$ 1,573,663
Total short-term debt	49,350	22,000
Total short-term borrowings and debt	380,935	1,595,663
US Dollar [Member]
Borrowings and debts
Total short-term borrowings and debt	299,957	1,476,000
Mexican Peso [Member]
Borrowings and debts
Total short-term borrowings and debt	80,978	119,663
Fixed interest rate [member]
Borrowings and debts
Total short-term borrowings	55,000	607,500
Total short-term debt	$ 0	$ 22,000
Fixed interest rate [member] | Mexican Peso [Member] | Short-term borrowings [member]
Borrowings and debts
Borrowing and debt	0.00%	8.08%
Floating interest rate [member]
Borrowings and debts
Total short-term borrowings	$ 276,585	$ 966,163
Total short-term debt	$ 49,350	$ 0
Minimum | Fixed interest rate [member] | Short Term Borrowings And Debt [Member] | US Dollar [Member]
Borrowings and debts
Borrowing and debt	0.45%	2.07%
Minimum | Floating interest rate [member] | Short Term Borrowings And Debt [Member] | US Dollar [Member]
Borrowings and debts
Borrowing and debt	0.47%	2.09%
Minimum | Floating interest rate [member] | Short Term Borrowings And Debt [Member] | Mexican Peso [Member]
Borrowings and debts
Borrowing and debt	4.97%	7.71%
Maximum | Fixed interest rate [member] | Short Term Borrowings And Debt [Member] | US Dollar [Member]
Borrowings and debts
Borrowing and debt	1.40%	2.52%
Maximum | Floating interest rate [member] | Short Term Borrowings And Debt [Member] | US Dollar [Member]
Borrowings and debts
Borrowing and debt	1.65%	2.35%
Maximum | Floating interest rate [member] | Short Term Borrowings And Debt [Member] | Mexican Peso [Member]
Borrowings and debts
Borrowing and debt	5.05%	8.31%